Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Fair Value, Liabilities	$ 409	$ 548
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	1,800	1,800
Fair Value, Liabilities	125	182
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4	$ 47